EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

10.EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive income. The total amounts charged to the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB100,219, RMB121,147 and RMB144,122 for the years ended December 31, 2012, 2013 and 2014, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.